Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2021
Property, plant and equipment [abstract]
Disclosure of detailed information about property, plant and equipment
The estimated useful lives of property, plant and equipment for current and comparative periods are as follows:

Computer equipment	3 to 10 years
Furniture and fixtures	5 to 10 years
Leasehold improvements	The shorter of initial term of the respective lease and
estimated useful life
Production and test equipment	4 to 15 years

	December 31,	December 31,
	2021	2020
Property, plant and equipment owned	$43,855	$36,560
Right-of-use assets	12,206	12,774
	$56,061	$49,334

	December 31,	December 31,
Net carrying amounts	2021	2020
Computer equipment	$1,599	$1,846
Furniture and fixtures	762	657
Leasehold improvements	1,518	1,558
Production and test equipment	39,976	32,499
	$43,855	$36,560

Cost	December 31, 2020	Additions	Additions through Acquisition	Impairment	Transfers	Effect of movements in exchange rates	December 31, 2021
Computer equipment	$6,635	$442	$—	$—	$(225)	$—	$6,852
Furniture and fixtures	1,754	164	—	—	(4)	—	1,914
Leasehold improvements	9,196	274	—	—	(18)	(2)	9,450
Production and test equipment	66,392	12,278	16	(263)	(775)	(4)	77,644
	$83,977	$13,158	$16	$(263)	$(1,022)	$(6)	$95,860

During 2021, additions through acquisition of property, plant and equipment relate to the acquisition of Arcola (Ballard Motive Solutions) on November 11, 2021 (note 7).
During the year ended December 31, 2021, an impairment loss of $263,000 was recorded for production and test equipment that was never placed in service and was determined not required to support the Corporation's future manufacturing or testing capabilities.
11.    Property, plant and equipment (cont'd):
Property, plant and equipment owned (owned):

Accumulated depreciation	December 31, 2020	Depreciation	Transfers	Effect of movements in exchange rates	December 31, 2021
Computer equipment	$4,789	$654	$(175)	$(15)	$5,253
Furniture and fixtures	1,097	63	(4)	(4)	1,152
Leasehold improvements	7,638	331	(18)	(19)	7,932
Production and test equipment	33,893	4,607	(825)	(7)	37,668
	$47,417	$5,655	$(1,022)	$(45)	$52,005

Cost	December 31, 2019	Additions	Disposals	Transfers	Effect of movements in exchange rates	December 31, 2020
Computer equipment	$5,733	$791	$—	$75	$36	$6,635
Furniture and fixtures	1,098	642	—	15	(1)	1,754
Leasehold improvements	8,559	440	—	170	27	9,196
Production and test equipment	55,681	10,747	(560)	500	24	66,392
	$71,071	$12,620	$(560)	$760	$86	$83,977

Accumulated depreciation	December 31, 2019	Depreciation	Disposals	Transfers	Effect of movements in exchange rates	December 31, 2020
Computer equipment	$4,306	$379	$—	$75	$29	$4,789
Furniture and fixtures	1,047	25	—	15	10	1,097
Leasehold improvements	7,299	302	—	—	37	7,638
Production and test equipment	30,673	3,053	(512)	670	9	33,893
	$43,325	$3,759	$(512)	$760	$85	$47,417

Disclosure of quantitative information about right-of-use assets
Leased assets are depreciated over the shorter of the lease term or their useful lives unless it is reasonably certain that the Corporation will obtain ownership by the end of the lease term.

Right-of-use asset - Property	1 to 7 years
Right-of-use asset - Office equipment	4 to 5 years
Right-of-use asset - Vehicles	1 to 5 years
he Corporation leases certain assets under lease agreements, comprising primarily of leases of land and buildings, office equipment and vehicles (note 19).

Right-of-use assets	December 31,	December 31,
Net carrying amounts	2021	2020
Property	$11,837	$12,537
Equipment	139	121
Vehicle	230	116
	$12,206	$12,774
11.    Property, plant and equipment (cont'd):
Right-of-use assets (cont'd):

Cost	December 31, 2020	Additions	Additions through acquisition	Transfer	Effect of movements in exchange rates	December 31, 2021
Property	$24,665	$1,967	$—	$(137)	$(68)	$26,427
Equipment	149	46	—	(22)	2	175
Vehicle	208	—	174	—	(10)	372
	$25,022	$2,013	$174	$(159)	$(76)	$26,974

During 2021, additions through acquisition of right-of-use assets relate to the acquisition of Arcola (Ballard Motive Solutions) on November 11, 2021 (note 7).

Accumulated depreciation	December 31, 2020	Depreciation	Transfer	Effect of movements in exchange rates	December 31, 2021
Property	$12,128	$2,633	$(137)	$(34)	$14,590
Equipment	28	28	(22)	2	36
Vehicle	92	54	—	(4)	142
	$12,248	$2,715	$(159)	$(36)	$14,768

Cost	December 31, 2019	Additions	De-recognition	Effect of movements in exchange rates	December 31, 2020
Property	$24,568	$—	$(46)	$143	$24,665
Equipment	84	102	(42)	5	149
Vehicle	142	54	—	12	208
	$24,794	$156	$(88)	$160	$25,022

Accumulated depreciation	December 31, 2019	Depreciation	De-recognition	Effect of movements in exchange rates	December 31, 2020
Property	$9,647	$2,488	$(46)	$39	$12,128
Equipment	17	25	(15)	1	28
Vehicle	40	46	—	6	92
	$9,704	$2,559	$(61)	$46	$12,248